Shareholder Fees {- Emerging Markets Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-11 | Emerging Markets Portfolio
Shareholder Fees:
(fees paid directly from your investment)